CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - ARS ($) $ in Thousands	Total	Capital Stock Face Value	Adjustment To Capital Stock	Legal Reserve	Voluntary Reserve	Other Equity Accounts	Unappropriated Retained Earnings	Other Accumulated Comprehensive Income Loss	Non Controlling Interest
Balance, amount at Dec. 31, 2019	$ 236,772,358	$ 1,514,022	$ 78,266,118	$ 9,521,750	$ 106,119,832	$ 0	$ 38,185,504	$ 233,607,227	$ 3,165,131
Statement [Line Items]
Net income for the year	20,458,011	0	0	0	0	0	20,263,905	20,263,905	194,106
Other comprehensive income for the year	16,183	0	0	0	0	0	16,183	16,183	0
Total comprehensive income for the year	20,474,194	0	0	0	0	0	20,280,088	20,280,088	194,106
Increase in legal reserve	0	0	0	1,763,020	0	0	(1,763,020)	0	0
Increase in voluntary reserve	0	0	0	0	36,422,490	0	(36,422,490)	0	0
Dividends in cash distributed by a subsidiary	(188,053)	0	0	0	0	0	0	0	(188,053)
Transaction with non-controlling interest	(8,579,761)	0	0	0	0	(5,780,946)	0	(5,780,947)	(2,798,814)
Share-based payments	4,919	0	0	0	0	0	0	0	4,919
Acquisition of owned shares	0
Balance, amount at Dec. 31, 2020	248,483,657	1,514,022	78,266,118	11,284,770	142,542,322	(5,780,946)	20,280,082	248,106,368	377,289
Statement [Line Items]
Other comprehensive income for the year	492	0	0	0	0	0	492	492	0
Increase in legal reserve	0	0	0	1,013,195	0	0	(1,013,195)	0	0
Increase in voluntary reserve	0	0	0	0	19,250,707	0	(19,250,707)	0	0
Dividends in cash distributed by a subsidiary	(229,439)	0	0	0	0	0	0	0	(229,439)
Net (loss) income for the year	(1,261,993)	0	0	0	0	0	(1,445,514)	(1,445,514)	183,521
Total comprehensive (loss) income for the year	(1,261,501)	0	0	0	0	0	(1,445,022)	(1,445,022)	183,521
Acquisition of owned shares	0
Balance, amount at Dec. 31, 2021	246,992,717	1,514,022	78,266,118	12,297,965	161,793,029	(5,780,946)	(1,428,842)	246,661,346	331,371
Statement [Line Items]
Net income for the year	19,077,975	0	0	0	0	0	19,040,491	19,040,491	37,484
Other comprehensive income for the year	(152,658)	0	0	0	0	0	(152,658)	(152,658)	0
Total comprehensive income for the year	18,925,317	0	0	0	0	0	18,887,833	18,887,833	37,484
Dividends in cash distributed by a subsidiary	(170,847)	0	0	0	0	0	0	0	(170,847)
Decrease in voluntary reserve due to loss absorption	0	0	0	0	(1,428,842)	0	1,428,842	0	0
Dividends in cash	(4,363,250)	0	0	0	(4,363,250)	0	0	(4,363,250)	0
Acquisition of owned shares	(28,530)	0	0	0	0	(28,530)	0	(28,530)	0
Balance, amount at Dec. 31, 2022	$ 261,355,407	$ 1,514,022	$ 78,266,118	$ 12,297,965	$ 156,000,937	$ (5,809,476)	$ 18,887,833	$ 261,157,399	$ 198,008